UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 48.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	75	$75,045
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	150	150,609
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	173	174,186
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	62	62,196
Term Loan, 6.25%, Maturing November 2, 2018	136	137,197
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	222	218,923
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	390	392,572
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	142	135,326
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	917	924,587

		$2,270,641

Automotive — 2.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	100	$99,749
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017	35	35,099
Term Loan, 3.75%, Maturing August 23, 2019	623	625,341
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	358	361,175
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(2)	900	906,107
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	175	176,750
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	795	791,244
Term Loan, 2.11%, Maturing December 28, 2015	542	538,888
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	1,150	1,164,735
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	347	350,445
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	150	151,468
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	300	301,627
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	149	149,807
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	571	575,322

		$6,227,757

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.2%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	450	$616,886

			$616,886

Brokers, Dealers and Investment Houses — 0.0%(3)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		75	$75,608

			$75,608

Building and Development — 0.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		249	$250,830
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		100	100,202
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(4)		123	97,474
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		175	176,325
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		398	399,612
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		99	99,676

			$1,124,119

Business Equipment and Services — 4.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		367	$371,145
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		489	493,408
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		361	352,064
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		223	225,170
AVSC Holding Corp.
Term Loan, Maturing January 22, 2021(2)		75	75,594
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		150	151,071
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		225	226,567
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017		165	167,122
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		99	99,552
Education Management LLC
Term Loan, 4.25%, Maturing June 1, 2016		245	235,697
Term Loan, 8.25%, Maturing March 29, 2018		368	369,403
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		471	475,920
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		271	272,749
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		338	336,682
Extreme Reach, Inc.
Term Loan, Maturing February 10, 2020(2)		150	151,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Garda World Security Corporation
Term Loan, 3.00%, Maturing November 6, 2020	10	$10,239
Term Loan, 4.00%, Maturing November 6, 2020	40	40,023
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	98	97,797
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	322	323,063
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019	273	276,044
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	224	226,962
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	124	125,697
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021	200	203,500
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	550	555,175
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	369	372,472
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	175	181,075
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	400	401,192
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	100	98,000
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	222	223,950
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021	175	176,116
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	224	228,085
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	824	827,394
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	122	122,247
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	272	271,697
Term Loan, 4.42%, Maturing January 31, 2017	483	481,233
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017	35	34,794
Term Loan, 4.00%, Maturing March 9, 2020	1,687	1,697,787
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	165	166,905
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019	997	1,010,659
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	1,481	1,485,815

		$13,641,190

Cable and Satellite Television — 2.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	148	$148,416
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	786	789,620
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	249	248,051
Term Loan, 3.00%, Maturing January 3, 2021	617	615,165

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		622	$619,327
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		275	277,836
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		501	500,798
Term Loan, 3.25%, Maturing January 29, 2021		174	174,996
UPC Financing Partnership
Term Loan, 3.97%, Maturing March 31, 2021	EUR	1,394	1,894,374
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	300	496,930
Term Loan, 3.50%, Maturing June 8, 2020		800	802,850

			$6,568,363

Chemicals and Plastics — 2.0%
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		423	$427,897
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		546	550,924
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		169	171,135
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		1,516	1,523,982
Term Loan, Maturing October 15, 2020(2)		375	377,109
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		1,330	1,338,497
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		149	150,587
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		125	126,090
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		47	47,449
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		223	225,037
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		224	225,134
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		398	403,307
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		581	578,476
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		27	27,738
WR Grace & Co.
Term Loan, Maturing January 22, 2021(2)		26	26,458
Term Loan, Maturing January 31, 2021(2)		74	74,083

			$6,273,903

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		743	$739,258
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	175	237,498
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		200	200,643

			$1,177,399

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Containers and Glass Products — 1.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	422	$421,417
Term Loan, 3.75%, Maturing January 9, 2021	880	881,082
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017	495	499,486
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018	246	248,251
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018	792	802,271
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	404	406,088

		$3,258,595

Cosmetics/Toiletries — 0.2%
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing August 19, 2019	225	$226,489
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	422	402,304

		$628,793

Drugs — 0.9%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(2)	125	$126,562
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	74	74,681
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	96	98,207
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016	397	400,266
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(2)	50	50,188
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	122	122,408
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	222	223,860
Patheon, Inc.
Term Loan, Maturing January 9, 2021(2)	150	150,013
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	394	397,248
Term Loan, 3.75%, Maturing December 11, 2019	395	398,208
Term Loan, 4.50%, Maturing August 5, 2020	893	903,438

		$2,945,079

Ecological Services and Equipment — 0.1%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	396	$398,753

		$398,753

Electronics/Electrical — 4.0%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	303	$306,628
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	125	125,467
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	150	148,875
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	125	122,812

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	516	$524,560
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	125	129,375
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	200	201,121
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	149	149,437
Dealer Computer Services, Inc.
Term Loan, 2.16%, Maturing April 21, 2016	355	356,564
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	293	292,568
Term Loan, 4.50%, Maturing April 29, 2020	1,671	1,665,678
Digital Generation, Inc.
Term Loan, 8.25%, Maturing July 26, 2018	233	234,636
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	505	509,128
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	148	149,518
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 18, 2020	150	151,125
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	371	374,742
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	589	593,082
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	949	953,881
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019	174	174,701
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	272	274,449
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	239	239,994
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	535	542,982
Term Loan, 3.25%, Maturing January 11, 2020	349	349,943
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	150	150,747
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	294	294,831
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	146	145,366
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	521	526,707
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	238	240,040
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016	1,185	1,176,853
Shield Finance Co. S.A.R.L.
Term Loan, Maturing January 27, 2021(2)	125	124,375
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	98	99,182
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	123	122,043

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	232	$234,766
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019	18	18,084
Term Loan, 3.25%, Maturing June 7, 2019	174	175,064
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018	234	233,255
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	99	100,491
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	223	224,421
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	204	207,382

		$12,644,873

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	500	$501,459

		$501,459

Financial Intermediaries — 2.1%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	131	$132,151
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	124	125,191
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	149	150,740
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	684	690,350
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	99	99,660
First Data Corporation
Term Loan, 4.16%, Maturing March 23, 2018	500	502,313
Term Loan, 4.16%, Maturing September 24, 2018	375	376,094
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	225	225,281
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	150	151,635
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	183	184,055
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	199	202,358
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,598	1,600,171
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	49	49,863
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	1,250	1,250,391
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	248	251,149
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	221	212,505
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	125	124,972
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	125	126,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		210	$211,466

			$6,667,220

Food Products — 2.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		248	$248,222
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		247	249,972
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		174	175,141
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		174	175,322
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		1,162	1,169,800
Term Loan, Maturing November 6, 2020(2)		125	125,371
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		100	100,844
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		2,015	2,037,881
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		233	234,469
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		980	983,725
Term Loan, 3.75%, Maturing September 18, 2020		299	299,998
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		888	895,093
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		125	125,055
Term Loan, 3.25%, Maturing April 29, 2020		695	696,487

			$7,517,380

Food Service — 2.1%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		77	$77,174
Term Loan, 3.68%, Maturing July 26, 2016		43	42,874
Term Loan, 3.75%, Maturing July 26, 2016		529	532,210
Term Loan, 3.75%, Maturing July 26, 2016		641	644,033
Term Loan, 4.03%, Maturing July 26, 2016	GBP	523	861,084
Buffets, Inc.
Term Loan, 0.25%, Maturing April 22, 2015(5)		26	25,828
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		568	572,347
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	175	237,989
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		205	206,189
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		528	530,197
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		479	484,774
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		491	492,885
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		622	628,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		1,191	$1,067,136
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		255	256,315

			$6,659,809

Food/Drug Retailers — 1.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		90	$91,155
Term Loan, 4.75%, Maturing March 21, 2019		134	135,548
Alliance Boots Holdings Limited
Term Loan, 3.71%, Maturing July 10, 2017	EUR	1,000	1,353,999
Term Loan, 3.97%, Maturing July 10, 2017	GBP	300	493,874
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		854	855,799
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		447	449,833
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		100	102,738
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		495	497,785

			$3,980,731

Health Care — 5.3%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		759	$765,757
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		224	223,840
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		100	100,810
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		297	299,475
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		1,224	1,233,673
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		123	124,571
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017		374	376,563
Term Loan, 4.25%, Maturing January 27, 2021		1,446	1,463,158
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		97	97,869
CRC Health Corporation
Term Loan, Maturing November 16, 2015(2)		50	50,344
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		631	635,304
Term Loan, 4.00%, Maturing November 1, 2019		619	624,677
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		334	338,163
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		403	405,672
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		250	251,719
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		582	587,518
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017		1,213	1,216,855
Term Loan, 3.00%, Maturing May 1, 2018		785	787,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	300	$302,673
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	316	319,320
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	533	530,760
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	195	197,088
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	933	942,505
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	80	80,480
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	128	129,520
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	93	94,255
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	391	394,115
National Mentor Holdings, Inc.
Term Loan, Maturing January 27, 2021(2)	100	100,937
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	512	520,458
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	300	302,250
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	347	349,252
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	224	225,676
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	296	294,523
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	125	126,734
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	275	277,080
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	99	99,459
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	293	291,495
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	321	322,149
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016	380	383,298
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017	775	779,736

		$16,647,456

Home Furnishings — 0.2%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	315	$318,222
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	297	297,832

		$616,054

Industrial Equipment — 1.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	149	$149,898

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	349	$349,165
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020	323	325,125
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	341	343,229
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018	522	526,284
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	74	74,705
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	100	100,437
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	848	853,763
Southwire Company
Term Loan, Maturing February 11, 2021(2)	75	74,813
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018	198	198,873
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	179	179,041
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	748	757,194
VAT Holdings AG
Term Loan, Maturing January 9, 2021(2)	75	75,359

		$4,007,886

Insurance — 1.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	396	$398,042
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	917	926,217
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	150	151,650
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	1,683	1,685,254
Term Loan, 3.50%, Maturing July 8, 2020	174	172,288
CNO Financial Group, Inc.
Term Loan, 3.00%, Maturing September 28, 2016	150	151,125
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020	50	49,087
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	173	173,807
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	524	530,886
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	124	125,203
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	421	423,914

		$4,787,473

Leisure Goods/Activities/Movies — 2.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	623	$629,714
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	447	448,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	249	$251,986
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	641	645,951
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	473	476,622
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	542	548,939
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	199	200,910
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	248	250,761
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	89	90,366
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	175	175,365
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	507	510,035
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	1,188	1,195,921
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	198	174,965
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(5)	225	154,913
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	223	224,653
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	557	555,351
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	603	608,072
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	361	363,431
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	225	226,828
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	75	75,045
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	175	175,299
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	569	574,302

		$8,557,867

Lodging and Casinos — 1.5%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017	478	$485,286
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	100	100,266
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018	937	903,062
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020	150	152,047
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	100	100,560
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020	1,145	1,154,230
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020	350	351,186

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	495	$496,149
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	174	175,540
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019	100	100,872
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	650	654,005

		$4,673,203

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	149	$145,928
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	567	562,580
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	99	101,917
Fairmount Minerals LTD
Term Loan, 5.00%, Maturing September 5, 2019	374	380,208
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	250	253,094
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	172	163,770
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	412	415,497
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	98	98,658
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	154,875
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	48	46,318
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	681	658,894

		$2,981,739

Oil and Gas — 1.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	174	$175,227
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	325	329,875
Citgo Petroleum Corporation
Term Loan, 9.00%, Maturing June 23, 2017	485	492,936
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	185	190,464
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	225	225,422
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	150	150,700
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,457	1,471,735
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	550	559,708
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	92	92,011
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	175	177,012
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020	18	17,684
Term Loan, 4.25%, Maturing December 16, 2020	7	6,595
Term Loan, 4.25%, Maturing December 16, 2020	126	127,127

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019		387	$389,091
Term Loan, 4.25%, Maturing September 25, 2019		31	31,492
Term Loan, 4.25%, Maturing September 25, 2019		51	51,558
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018		303	305,552
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		322	324,853

			$5,119,042

Publishing — 1.6%
Ascend Learning, Inc.
Term Loan, 7.50%, Maturing July 31, 2019		225	$223,902
CBS Outdoor Americas Capital LLC
Term Loan, Maturing January 31, 2021(2)		100	100,490
Flint Group SA
Term Loan, 5.65%, Maturing December 30, 2016	EUR	690	934,083
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		941	888,941
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		429	431,236
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		1,538	1,534,233
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		134	136,636
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		200	202,124
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		140	142,976
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		75	75,500
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		174	169,876
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		200	200,809

			$5,040,806

Radio and Television — 0.9%
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		775	$784,102
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		128	128,539
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		145	145,765
Nine Entertainment Group Pty Ltd
Term Loan, 3.50%, Maturing February 5, 2020		149	148,735
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		263	263,834
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		125	126,406
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,155	1,163,074

			$2,760,455

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 2.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	342	$345,780
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	449	453,153
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020	372	373,322
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	124	124,755
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	123	124,206
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	199	201,984
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	725	736,779
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018	340	343,566
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	333	335,174
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	496	499,429
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	146	147,913
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020	773	783,099
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019	99	99,491
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	272	274,185
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	737	743,916
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	336	336,936
Term Loan, 4.25%, Maturing August 7, 2019	123	124,388
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	300	302,339
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016	252	249,542

		$6,599,957

Steel — 0.6%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014	198	$199,598
FMG Resources (August 2006) Pty Ltd
Term Loan, 4.25%, Maturing June 28, 2019	1,210	1,225,597
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	146	146,334
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	91	91,188
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	75	75,750
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	208	208,930

		$1,947,397

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.3%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018	347	$348,177
Swift Transportation Co., Inc.
Term Loan, 2.91%, Maturing December 21, 2016	332	334,267
Term Loan, 4.00%, Maturing December 21, 2017	228	230,207

		$912,651

Telecommunications — 1.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	168	$168,145
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	74	74,344
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing March 9, 2020	398	399,315
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	542	544,912
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,400	1,412,775
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	63	63,501
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	242	244,097
Term Loan, 4.00%, Maturing April 23, 2019	336	338,039
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	665	668,950
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	123	123,965

		$4,038,043

Utilities — 0.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	504	$508,623
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	199	198,658
Term Loan, 3.25%, Maturing January 31, 2022	75	74,774
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	195	196,880
Term Loan, 4.00%, Maturing April 2, 2018	535	540,033
Term Loan, 4.00%, Maturing October 9, 2019	173	174,433
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	184	185,032
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020	100	100,781
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	100	100,309
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	93	94,464
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	106	107,420
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	275	277,406

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	75	$75,719

		$2,634,532

Total Senior Floating-Rate Interests (identified cost $153,449,281)		$154,503,119

Collateralized Mortgage Obligations — 17.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$1,628	$1,796,949
Series 2167, Class BZ, 7.00%, 6/15/29	1,337	1,519,332
Series 2182, Class ZB, 8.00%, 9/15/29	1,954	2,275,938
Series 2631, (Interest Only), Class DS, 6.94%, 6/15/33(6)(7)	3,581	541,581
Series 2770, (Interest Only), Class SH, 6.94%, 3/15/34(6)(7)	3,885	728,853
Series 2981, (Interest Only), Class CS, 6.56%, 5/15/35(6)(7)	2,355	417,693
Series 3114, (Interest Only), Class TS, 6.49%, 9/15/30(6)(7)	5,585	960,338
Series 3339, (Interest Only), Class JI, 6.43%, 7/15/37(6)(7)	4,767	677,175
Series 3423, (Interest Only), Class SN, 5.97%, 3/15/38(6)(7)	7,199	981,435
Series 3871, (Interest Only), Class MS, 7.04%, 6/15/41(6)(7)	2,857	473,403
Series 3898, Class TS, 5.00%, 4/15/41(7)	743	753,823
Series 4109, (Interest Only), Class ES, 5.99%, 12/15/41(6)(7)	5,712	515,988
Series 4163, (Interest Only), Class GS, 6.04%, 11/15/32(6)(7)	7,354	1,593,626
Series 4169, (Interest Only), Class AS, 6.09%, 2/15/33(6)(7)	4,692	924,189
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(6)	5,565	678,849
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(6)	8,427	1,049,744
Series 4203, (Interest Only), Class QS, 6.09%, 5/15/43(6)(7)	4,878	985,842
Series 4273, Class PU, 4.00%, 11/15/43	4,337	4,394,563

		$21,269,321

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$66	$74,311
Series 1991-122, Class N, 7.50%, 9/25/21	259	288,688
Series 1993-84, Class M, 7.50%, 6/25/23	2,021	2,294,078
Series 1994-42, Class K, 6.50%, 4/25/24	626	703,656
Series 1997-28, Class ZA, 7.50%, 4/20/27	716	830,322
Series 1997-38, Class N, 8.00%, 5/20/27	612	719,328
Series 2004-46, (Interest Only), Class SI, 5.842%, 5/25/34(6)(7)	3,950	644,764
Series 2005-17, (Interest Only), Class SA, 6.542%, 3/25/35(6)(7)	2,641	517,680
Series 2006-42, (Interest Only), Class PI, 6.432%, 6/25/36(6)(7)	5,235	849,340
Series 2006-44, (Interest Only), Class IS, 6.442%, 6/25/36(6)(7)	4,284	653,207
Series 2006-72, (Interest Only), Class GI, 6.422%, 8/25/36(6)(7)	7,818	1,219,223
Series 2007-50, (Interest Only), Class LS, 6.292%, 6/25/37(6)(7)	3,871	520,859
Series 2008-26, (Interest Only), Class SA, 6.042%, 4/25/38(6)(7)	5,446	833,935
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(6)	4,026	313,442
Series 2008-61, (Interest Only), Class S, 5.942%, 7/25/38(6)(7)	6,473	985,474
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(6)	4,553	829,307
Series 2010-67, (Interest Only), Class SC, 5.642%, 6/25/40(6)(7)	2,278	304,438
Series 2010-99, (Interest Only), Class NS, 6.442%, 3/25/39(6)(7)	6,796	938,678
Series 2010-109, (Interest Only), Class PS, 6.442%, 10/25/40(6)(7)	8,839	1,364,068
Series 2010-119, (Interest Only), Class SK, 5.842%, 4/25/40(6)(7)	4,739	505,343
Series 2010-124, (Interest Only), Class SJ, 5.892%, 11/25/38(6)(7)	5,195	772,612
Series 2010-147, (Interest Only), Class KS, 5.792%, 1/25/41(6)(7)	10,234	1,373,897

Security	Principal Amount (000’s omitted)	Value
Series 2010-150, (Interest Only), Class GS, 6.592%, 1/25/21(6)(7)	$7,547	$1,032,369
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(6)	9,760	1,069,623
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	1,810	1,934,690
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(6)	12,185	1,235,396
Series 2012-56, (Interest Only), Class SU, 6.592%, 8/25/26(6)(7)	4,477	534,990
Series 2012-150, (Interest Only), Class PS, 5.992%, 1/25/43(6)(7)	9,380	1,870,658
Series 2012-150, (Interest Only), Class SK, 5.992%, 1/25/43(6)(7)	5,239	1,041,291
Series 2013-23, (Interest Only), Class CS, 6.092%, 3/25/33(6)(7)	4,696	982,089
Series 2013-54, (Interest Only), Class HS, 6.142%, 10/25/41(6)(7)	4,761	868,825
Series G-33, Class PT, 7.00%, 10/25/21	594	642,432

		$28,749,013

Government National Mortgage Association:
Series 2010-4, (Interest Only), Class SK, 6.043%, 5/20/35(6)(7)	$2,305	$434,354
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(8)	324	257,626
Series 2013-24, Class KS, 5.572%, 2/20/43(7)	2,070	1,990,999
Series 2013-124, Class LS, 11.981%, 5/20/41(7)	762	785,456
Series 2013-150, Class SC, 7.597%, 10/16/43(7)	2,187	2,218,723

		$5,687,158

Total Collateralized Mortgage Obligations (identified cost $55,383,861)		$55,705,492

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2013-CR9, Class D, 4.261%, 7/10/45(9)(10)	$1,065	$928,072
COMM, Series 2013-CR10, Class D, 4.798%, 8/10/46(9)(10)	770	700,360
COMM, Series 2013-CR11, Class D, 5.172%, 10/10/46(9)(10)	625	579,540
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(9)	355	358,413
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(9)	989	998,514
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(9)	894	898,855
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(10)	850	868,046
JPMBB, Series 2013-C17, Class D, 4.887%, 1/15/47(9)(10)	1,000	905,695
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(9)	500	532,928
JPMCC, Series 2013-C13, Class D, 4.056%, 1/15/46(9)(10)	875	754,754
RBSCF, Series 2010-MB1, Class C, 4.687%, 4/15/24(9)(10)	675	700,493
WBCMT, Series 2004-C12, Class A4, 5.312%, 7/15/41(9)	452	455,700
WFCM, Series 2010-C1, Class C, 5.585%, 11/15/43(9)(10)	500	552,983
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(9)(10)	2,000	1,727,118
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(9)(10)	1,250	1,175,804

Total Commercial Mortgage-Backed Securities (identified cost $11,540,481)		$12,137,275

Mortgage Pass-Throughs — 28.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.903%, with maturity at 2035(11)	$3,662	$3,888,236
5.00%, with various maturities to 2023	3,498	3,726,139
6.00%, with various maturities to 2029	2,882	3,195,118

Security	Principal Amount (000’s omitted)	Value
6.15%, with maturity at 2027	$1,069	$1,218,964
6.50%, with various maturities to 2032	9,331	10,499,376
7.00%, with various maturities to 2035	5,269	6,165,232
7.50%, with various maturities to 2035	2,386	2,798,888
8.00%, with various maturities to 2032	2,472	2,991,331
8.50%, with various maturities to 2031	2,838	3,393,022
9.00%, with maturity at 2031	275	345,066
9.50%, with various maturities to 2022	146	165,446
11.50%, with maturity at 2019	48	52,349

		$38,439,167

Federal National Mortgage Association:
5.00%, with various maturities to 2040	$5,568	$6,100,418
5.50%, with various maturities to 2033	3,610	3,974,086
5.507%, with maturity at 2037(11)	1,265	1,341,361
6.00%, with maturity at 2023	2,333	2,573,020
6.323%, with maturity at 2032(11)	1,568	1,735,863
6.50%, with various maturities to 2036	5,599	6,223,206
7.00%, with various maturities to 2033	8,320	9,600,720
7.50%, with various maturities to 2031	5,855	6,846,714
8.00%, with various maturities to 2029	1,491	1,764,236
8.50%, with various maturities to 2027	242	281,909
9.00%, with various maturities to 2029	647	753,100
9.50%, with maturity at 2014	3	2,787
10.00%, with various maturities to 2031	523	604,077

		$41,801,497

Government National Mortgage Association:
7.50%, with maturity at 2025	$2,668	$3,132,653
8.00%, with various maturities to 2027	3,279	3,944,917
9.00%, with various maturities to 2026	1,627	2,015,115
9.50%, with maturity at 2025	214	254,089
11.00%, with maturity at 2018	116	128,426

		$9,475,200

Total Mortgage Pass-Throughs (identified cost $84,367,273)		$89,715,864

Asset-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.988%, 7/17/19(10)(12)	$500	$479,985
IHSFR, Series 2013-SFR1, Class D, 2.309%, 12/17/30(9)(10)	295	295,607

Total Asset-Backed Securities (identified cost $795,156)		$775,592

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)		Value
Chemicals and Plastics — 0.1%
Ineos Finance PLC
7.50%, 5/1/20(10)		$150	$164,625

			$164,625

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(10)		$250	$264,375

			$264,375

Health Care — 0.1%
Community Health Systems, Inc.
5.125%, 8/15/18		$425	$449,969

			$449,969

Home Furnishings — 0.0%(3)
Libbey Glass, Inc.
6.875%, 5/15/20		$135	$146,306

			$146,306

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		$350	$331,844

			$331,844

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(10)		$459	$503,753
7.875%, 1/15/23(10)		539	596,942

			$1,100,695

Total Corporate Bonds & Notes (identified cost $2,306,266)			$2,457,814

Foreign Government Bonds — 10.3%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 1.0%
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	50,000	$661,192
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	107,500	1,423,455
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	20,000	264,194
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	30,000	397,809
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	29,900	395,968

Total Bangladesh			$3,142,618

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.2%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	255,000	$532,131

Total Costa Rica			$532,131

Georgia — 0.3%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	624	$351,230
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	500	283,299
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	500	282,511

Total Georgia			$917,040

Ghana — 0.8%
Ghana Government Bond, 16.90%, 3/7/16	GHS	1,495	$601,303
Ghana Government Bond, 21.00%, 10/26/15	GHS	4,730	2,035,848

Total Ghana			$2,637,151

Jordan — 0.2%
Jordan Government Bond, 7.387%, 8/30/14	JOD	400	$578,407

Total Jordan			$578,407

Lebanon — 0.3%
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	834,140	$564,568
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	375,460	254,251

Total Lebanon			$818,819

Mexico — 0.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	9,645	$733,919

Total Mexico			$733,919

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	85,000	$1,993,670
Republic of the Philippines, 9.125%, 9/4/16	PHP	14,990	385,279

Total Philippines			$2,378,949

Romania — 0.3%
Romania Government Bond, 5.90%, 7/26/17	RON	2,520	$798,033

Total Romania			$798,033

Russia — 0.5%
Russia Government Bond, 6.88%, 7/15/15	RUB	4,910	$140,445
Russia Government Bond, 7.00%, 6/3/15	RUB	4,910	140,766
Russia Government Bond, 7.10%, 3/13/14	RUB	30,380	864,524
Russia Government Bond, 12.00%, 8/20/14	RUB	20,290	596,239

Total Russia			$1,741,974

Serbia — 1.4%
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	195,000	$2,251,758
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	32,560	375,394
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	8,310	97,273
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	60,770	711,591
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	251,426
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	61,800	737,602

Total Serbia			$4,425,044

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 0.8%
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	44,530	$340,541
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	254,080	1,873,400
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	55,290	425,689

Total Sri Lanka			$2,639,630

Turkey — 1.0%
Turkey Government Bond, 0.00%, 4/9/14	TRY	5,054	$2,197,951
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,965	838,294

Total Turkey			$3,036,245

Uganda — 0.3%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,019,100	$421,029
Uganda Government Bond, 14.625%, 11/1/18	UGX	1,000,900	420,817

Total Uganda			$841,846

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	12,600	$462,061
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(13)	UYU	50,970	2,177,028

Total Uruguay			$2,639,089

Vietnam — 1.4%
Vietnam Government Bond, 8.80%, 6/15/14	VND	79,746,100	$3,819,732
Vietnam Government Bond, 9.10%, 12/15/14	VND	13,799,200	671,699

Total Vietnam			$4,491,431

Total Foreign Government Bonds (identified cost $34,093,195)			$32,352,326

U.S. Treasury Obligations — 3.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Note, 1.75%, 5/15/22(14)		$10,000	$9,489,060

Total U.S. Treasury Obligations (identified cost $9,863,915)			$9,489,060

Common Stocks — 0.8%

Security	Shares		Value
Affinity Gaming, LLC(15)(16)		23,498	$276,103
Buffets Restaurants Holdings, Inc.(5)(15)(16)		10,672	64,032
Dayco Products, LLC(5)(15)(16)		8,898	333,675
Euramax International, Inc.(5)(15)(16)		234	67,189
ION Media Networks, Inc.(5)(15)		1,357	417,929
Media General, Inc.(5)(15)(16)		84,751	1,412,426
MediaNews Group, Inc.(5)(15)(16)		3,023	69,529

Total Common Stocks (identified cost $993,296)			$2,640,883

Currency Call Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Citibank NA	COP	1,800,452	COP	1,757.00	2/18/14	$29
Colombian Peso	Citibank NA	COP	1,651,901	COP	1,757.00	2/18/14	27
Colombian Peso	Citibank NA	COP	1,577,963	COP	1,757.00	2/18/14	26
Colombian Peso	Citibank NA	COP	1,091,000	COP	1,757.00	2/18/14	18
Colombian Peso	Citibank NA	COP	628,124	COP	1,757.00	2/18/14	10
Colombian Peso	JPMorgan Chase Bank	COP	646,320	COP	1,757.00	2/18/14	11
Colombian Peso	JPMorgan Chase Bank	COP	514,170	COP	1,757.00	2/18/14	8
Colombian Peso	JPMorgan Chase Bank	COP	398,100	COP	1,757.00	2/18/14	7

Total Currency Call Options Purchased (identified cost $54,402)							$136

Currency Put Options Purchased — 0.0%(3)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	4,587	GBP	1.35	3/13/14	$53
British Pound Sterling	Citibank NA	GBP	3,380	GBP	1.40	3/13/14	55
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	2,184	GBP	1.35	3/13/14	25

Total Currency Put Options Purchased (identified cost $178,430)							$133

Short-Term Investments — 13.4%

Foreign Government Securities — 7.9%
Security	Principal Amount (000’s omitted)		Value
Kenya — 1.2%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	70,100	$800,981
Kenya Treasury Bill, 0.00%, 4/14/14	KES	128,100	1,456,138
Kenya Treasury Bill, 0.00%, 4/21/14	KES	66,900	759,157
Kenya Treasury Bill, 0.00%, 6/9/14	KES	60,000	671,560
Kenya Treasury Bill, 0.00%, 9/22/14	KES	10,400	112,859

Total Kenya			$3,800,695

Lebanon — 1.8%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	908,950	$599,639
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	713,000	468,579
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	417,900	274,129
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	353,870	231,693

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	3,729,430	$2,439,093
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	1,809,650	1,182,413
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	923,800	602,460

Total Lebanon			$5,798,006

Mauritius — 0.5%
Mauritius Treasury Bill, 0.00%, 9/19/14	MUR	52,200	$1,678,639

Total Mauritius			$1,678,639

Nigeria — 0.6%
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	106,500	$648,887
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	44,700	270,794
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	157,830	912,315

Total Nigeria			$1,831,996

Philippines — 0.7%
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	19,050	$419,399
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	36,100	793,558
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	19,640	427,443
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	30,930	669,445

Total Philippines			$2,309,845

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	33,710	$390,492
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	27,380	314,185
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	28,380	321,456
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	55,220	602,418
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	20,800	225,051
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	68,210	733,265
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	17,000	181,944

Total Serbia			$2,768,811

Sri Lanka — 1.6%
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	37,420	$284,639
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	118,590	898,587
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	275,150	2,076,702
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	20,250	150,845
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	435,301
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	76,190	554,178
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	83,190	599,533
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	9,310	66,919

Total Sri Lanka			$5,066,704

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	3,921	$162,855

Total Uruguay			$162,855

Zambia — 0.5%
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	6,300	$1,042,365
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	810	133,601
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,360	386,225

Total Zambia			$1,562,191

Total Foreign Government Securities (identified cost $25,320,315)			$24,979,742

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/20/14(14)	$3,750	$3,749,741

Total U.S. Treasury Obligations (identified cost $3,749,682)		$3,749,741

Other — 4.3%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(17)	$13,511	$13,510,893

Total Other (identified cost $13,510,893)		$13,510,893

Total Short-Term Investments (identified cost $42,580,890)		$42,240,376

Total Investments — 127.3% (identified cost $395,606,446)		$402,018,070

Currency Call Options Written — (0.0)%(3)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	JPMorgan Chase Bank	COP	1,558,590	COP	1,757.00	2/18/14	$(25)

Total Currency Call Options Written (premiums received $80)							$(25)

Currency Put Options Written — (0.0)%(3)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	4,587	GBP	1.35	3/13/14	$(53)
British Pound Sterling	Citibank NA	GBP	3,380	GBP	1.40	3/13/14	(56)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	2,184	GBP	1.35	3/13/14	(25)
Indian Rupee	Goldman Sachs International	INR	115,416	INR	72.00	7/1/14	(13,888)
Indian Rupee	JPMorgan Chase Bank	INR	109,944	INR	72.00	7/1/14	(13,230)

Total Currency Put Options Written (premiums received $146,704)							$(27,252)

Other Assets, Less Liabilities — (27.3)%							$(86,280,803)

Net Assets — 100.0%							$315,709,990

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HILT	-	Hilton USA Trust

IHSFR	-	Invitation Homes Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(3)	Amount is less than 0.05%.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $11,198,152 or 3.5% of the Fund’s net assets.

(11)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $2,631.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $8,271,506 or 2.6% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 380,462	Paraguayan Guarani 1,698,000,000	Citibank NA	$—	$(18,145)	$(18,145)
2/5/14	Euro 4,240,540	United States Dollar 5,852,594	Australia and New Zealand Banking Group Limited	133,378	—	133,378
2/5/14	Ugandan Shilling 271,650,000	United States Dollar 109,603	Citibank NA	—	(211)	(211)
2/5/14	United States Dollar 1,059,107	Euro 775,000	Australia and New Zealand Banking Group Limited	—	(13,865)	(13,865)
2/5/14	United States Dollar 107,478	Ugandan Shilling 271,650,000	Barclays Bank PLC	2,336	—	2,336
2/5/14	United States Dollar 4,041,151	Euro 2,955,138	Deutsche Bank	—	(55,557)	(55,557)
2/5/14	United States Dollar 83,435	Euro 61,080	Goldman Sachs International	—	(1,056)	(1,056)
2/6/14	Euro 1,266,709	United States Dollar 1,712,002	Deutsche Bank	3,591	—	3,591
2/6/14	United States Dollar 380,462	Paraguayan Guarani 1,698,000,000	Citibank NA	—	(18,164)	(18,164)
2/10/14	United States Dollar 1,164,954	Indian Rupee 73,190,000	Bank of America	1,912	—	1,912
2/10/14	United States Dollar 970,689	Indian Rupee 60,985,000	Citibank NA	1,593	—	1,593
2/12/14	Euro 2,091,307	United States Dollar 2,885,926	Bank of America	65,376	—	65,376
2/12/14	Euro 5,770,258	United States Dollar 7,715,827	Bank of America	—	(66,533)	(66,533)
2/12/14	Euro 982,886	United States Dollar 1,350,652	Goldman Sachs International	25,032	—	25,032
2/12/14	Euro 1,543,000	United States Dollar 2,096,290	Goldman Sachs International	15,243	—	15,243
2/12/14	Euro 1,038,694	United States Dollar 1,388,287	Goldman Sachs International	—	(12,602)	(12,602)
2/12/14	Euro 545,997	United States Dollar 752,635	Standard Chartered Bank	16,248	—	16,248
2/12/14	Euro 137,000	United States Dollar 185,490	Standard Chartered Bank	718	—	718
2/12/14	United States Dollar 1,634,384	Euro 1,184,182	Australia and New Zealand Banking Group Limited	—	(37,275)	(37,275)
2/12/14	United States Dollar 4,641,486	Euro 3,364,922	Goldman Sachs International	—	(103,208)	(103,208)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/14	United States Dollar 901,091	Euro 666,000	Standard Chartered Bank	$—	$(2,856)	$(2,856)
2/12/14	United States Dollar 213,356	Euro 155,000	Standard Chartered Bank	—	(4,307)	(4,307)
2/13/14	United States Dollar 253,638	Paraguayan Guarani 1,133,000,000	Citibank NA	—	(11,938)	(11,938)
2/18/14	United States Dollar 5,648,788	Yuan Offshore Renminbi 34,091,000	Bank of America	—	(3,064)	(3,064)
2/18/14	United States Dollar 3,755,941	Indonesian Rupiah 41,375,443,000	BNP Paribas	—	(367,982)	(367,982)
2/18/14	United States Dollar 229,971	Nigerian Naira 37,529,000	Standard Bank	314	—	314
2/20/14	United States Dollar 1,516,856	Chilean Peso 799,383,290	Deutsche Bank	—	(80,607)	(80,607)
2/21/14	Euro 113,122	United States Dollar 153,309	Goldman Sachs International	740	—	740
2/24/14	South Korean Won 3,692,126,000	United States Dollar 3,414,841	Nomura International PLC	—	(2,348)	(2,348)
2/24/14	United States Dollar 3,215,435	Mexican Peso 42,664,000	Citibank NA	—	(30,342)	(30,342)
2/24/14	United States Dollar 4,200,041	Singapore Dollar 5,317,000	JPMorgan Chase Bank	—	(35,538)	(35,538)
2/24/14	United States Dollar 7,489,784	South Korean Won 7,987,855,000	Nomura International PLC	—	(96,752)	(96,752)
2/25/14	United States Dollar 1,615,257	New Taiwan Dollar 47,543,470	Bank of America	—	(45,597)	(45,597)
2/28/14	British Pound Sterling 313,274	United States Dollar 506,530	Goldman Sachs International	—	(8,370)	(8,370)
2/28/14	Euro 3,100,894	United States Dollar 4,203,594	Citibank NA	21,393	—	21,393
2/28/14	Euro 174,781	United States Dollar 240,564	Goldman Sachs International	4,835	—	4,835
2/28/14	Euro 174,125	United States Dollar 238,157	Goldman Sachs International	3,313	—	3,313
2/28/14	Sri Lankan Rupee 82,572,000	United States Dollar 627,828	Standard Chartered Bank	—	(2,312)	(2,312)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	United States Dollar 1,526,940	Indian Rupee 95,278,000	BNP Paribas	$—	$(12,891)	$(12,891)
2/28/14	United States Dollar 395,483	New Zealand Dollar 485,840	JPMorgan Chase Bank	—	(3,287)	(3,287)
2/28/14	United States Dollar 1,430,238	Indian Rupee 89,244,000	Standard Chartered Bank	—	(12,075)	(12,075)
3/3/14	United States Dollar 237,499	Indonesian Rupiah 2,887,988,000	Bank of America	—	(1,066)	(1,066)
3/3/14	United States Dollar 604,251	Philippine Peso 26,323,000	Barclays Bank PLC	—	(23,746)	(23,746)
3/3/14	United States Dollar 304,658	Indonesian Rupiah 3,701,590,000	Standard Chartered Bank	—	(1,617)	(1,617)
3/5/14	Euro 615,430	Romanian Leu 2,795,100	Standard Chartered Bank	5,738	—	5,738
3/6/14	United States Dollar 5,475,097	Peruvian New Sol 15,500,000	Bank of America	—	(26,386)	(26,386)
3/6/14	United States Dollar 377,488	Nigerian Naira 61,323,000	Standard Chartered Bank	—	(2,188)	(2,188)
3/10/14	United States Dollar 790,082	Kazakhstani Tenge 125,623,000	Citibank NA	13,201	—	13,201
3/10/14	United States Dollar 2,429,801	Mexican Peso 31,868,060	Citibank NA	—	(53,372)	(53,372)
3/11/14	United States Dollar 83,410	Nigerian Naira 13,600,000	Citibank NA	—	(332)	(332)
3/11/14	United States Dollar 399,289	Nigerian Naira 65,134,000	Standard Chartered Bank	—	(1,407)	(1,407)
3/13/14	Euro 2,284,600	Swedish Krona 20,615,775	Citibank NA	63,573	—	63,573
3/13/14	Euro 3,414,396	Norwegian Krone 28,879,300	Deutsche Bank	—	(10,802)	(10,802)
3/13/14	Norwegian Krone 14,292,000	Euro 1,698,053	Deutsche Bank	16,555	—	16,555
3/13/14	Swedish Krona 10,103,000	Euro 1,121,559	Deutsche Bank	—	(28,506)	(28,506)
3/13/14	United States Dollar 396,376	Azerbaijani Manat 315,000	VTB Capital PLC	3,929	—	3,929
3/17/14	United States Dollar 746,680	Singapore Dollar 935,000	Bank of America	—	(14,348)	(14,348)
3/17/14	United States Dollar 181,821	Nigerian Naira 29,946,000	Standard Chartered Bank	701	—	701
3/18/14	Euro 3,052,130	Polish Zloty 12,818,948	Standard Chartered Bank	—	(60,937)	(60,937)
3/20/14	United States Dollar 1,583,231	Malaysian Ringgit 5,174,000	Deutsche Bank	—	(39,712)	(39,712)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/14	British Pound Sterling 190,810	United States Dollar 313,176	Citibank NA	$—	$(366)	$(366)
3/31/14	Euro 457,527	United States Dollar 629,628	HSBC Bank USA	12,549	—	12,549
3/31/14	United States Dollar 902,852	New Turkish Lira 2,105,000	Bank of America	13,558	—	13,558
3/31/14	United States Dollar 866,395	New Turkish Lira 2,020,000	Standard Chartered Bank	13,010	—	13,010
4/2/14	Croatian Kuna 1,825,000	Euro 236,828	Citibank NA	—	(2,222)	(2,222)
4/3/14	Croatian Kuna 1,786,000	Euro 232,069	Citibank NA	—	(1,768)	(1,768)
4/3/14	Euro 470,244	Croatian Kuna 3,611,000	Citibank NA	2,173	—	2,173
4/11/14	United States Dollar 668,193	Kenyan Shilling 61,574,000	Standard Chartered Bank	32,874	—	32,874
4/21/14	United States Dollar 1,778,498	Colombian Peso 3,450,287,000	BNP Paribas	—	(77,124)	(77,124)
4/21/14	United States Dollar 3,819,041	Colombian Peso 7,408,557,000	Morgan Stanley & Co. International PLC	—	(165,800)	(165,800)
4/24/14	United States Dollar 2,511,571	Israeli Shekel 8,779,700	Bank of America	—	(17,335)	(17,335)
4/24/14	United States Dollar 2,383,513	Israeli Shekel 8,333,000	Standard Chartered Bank	—	(16,180)	(16,180)
4/30/14	British Pound Sterling 622,453	United States Dollar 1,030,069	HSBC Bank USA	7,476	—	7,476
5/7/14	Euro 1,782,643	United States Dollar 2,435,233	Standard Chartered Bank	30,849	—	30,849
5/12/14	United States Dollar 697,762	Paraguayan Guarani 3,149,000,000	Citibank NA	—	(28,554)	(28,554)
5/13/14	United States Dollar 380,594	Paraguayan Guarani 1,718,000,000	Citibank NA	—	(15,510)	(15,510)
5/19/14	United States Dollar 380,456	Paraguayan Guarani 1,717,000,000	Citibank NA	—	(15,686)	(15,686)
5/20/14	United States Dollar 634,168	Paraguayan Guarani 2,862,000,000	Citibank NA	—	(26,175)	(26,175)
5/27/14	United States Dollar 1,282,649	Russian Ruble 43,224,000	Bank of America	—	(81,858)	(81,858)
6/10/14	United States Dollar 792,678	Kazakhstani Tenge 127,859,000	Deutsche Bank	10,858	—	10,858
7/17/14	United States Dollar 1,151,016	Armenian Dram 504,260,000	VTB Capital PLC	43,052	—	43,052
7/17/14	United States Dollar 1,094,080	Armenian Dram 464,984,000	VTB Capital PLC	6,984	—	6,984

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/14/14	United States Dollar 2,449,955	Indonesian Rupiah 27,831,494,048	Barclays Bank PLC	$—	$(252,707)	$(252,707)
8/20/14	Indonesian Rupiah 4,962,396,000	United States Dollar 426,359	Standard Chartered Bank	35,078	—	35,078
9/9/14	Zambian Kwacha 541,000	United States Dollar 90,453	Standard Bank	—	(237)	(237)
9/9/14	Zambian Kwacha 250,000	United States Dollar 41,806	Standard Chartered Bank	—	(102)	(102)
9/15/14	United States Dollar 394,186	Azerbaijani Manat 320,000	VTB Capital PLC	3,429	—	3,429
9/23/14	Zambian Kwacha 1,227,000	United States Dollar 206,218	Barclays Bank PLC	1,409	—	1,409
9/23/14	Zambian Kwacha 1,077,000	United States Dollar 176,847	Barclays Bank PLC	—	(2,925)	(2,925)
10/9/14	United States Dollar 632,724	Azerbaijani Manat 512,000	VTB Capital PLC	1,411	—	1,411
10/9/14	United States Dollar 147,239	Azerbaijani Manat 120,000	VTB Capital PLC	1,386	—	1,386
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	1,080	—	1,080
12/9/14	Ghanaian Cedi 1,184,000	United States Dollar 431,330	Citibank NA	—	(3,194)	(3,194)
12/9/14	Ghanaian Cedi 1,175,000	United States Dollar 431,193	Standard Bank	—	(28)	(28)
12/9/14	Ghanaian Cedi 1,183,000	United States Dollar 431,358	Standard Bank	—	(2,799)	(2,799)
12/12/14	Ghanaian Cedi 1,196,000	United States Dollar 431,146	Standard Bank	—	(7,363)	(7,363)
12/19/14	Ghanaian Cedi 1,203,000	United States Dollar 431,183	Standard Bank	—	(8,915)	(8,915)
1/12/15	United States Dollar 117,024	Ugandan Shilling 320,060,000	Citibank NA	1,922	—	1,922
1/12/15	United States Dollar 683,978	Ugandan Shilling 1,867,261,000	Standard Chartered Bank	9,961	—	9,961

				$628,778	$(2,038,149)	$(1,409,371)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	139,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$13,923
Bank of America	PLN	838	Pays	6-month PLN WIBOR	4.34	7/30/17	10,898
Bank of America	PLN	838	Receives	6-month PLN WIBOR	3.35	7/30/17	(1,110)
Bank of America	PLN	2,560	Receives	6-month PLN WIBOR	3.61	11/14/17	4,339
Bank of America	PLN	2,560	Pays	6-month PLN WIBOR	3.83	11/14/17	2,395
Bank of America	PLN	2,900	Receives	6-month PLN WIBOR	3.52	11/16/17	8,023
Barclays Bank PLC	PLN	2,900	Pays	6-month PLN WIBOR	3.81	11/16/17	1,836
Barclays Bank PLC	PLN	4,890	Receives	6-month PLN WIBOR	3.53	11/19/17	13,303
Barclays Bank PLC	PLN	4,890	Pays	6-month PLN WIBOR	3.82	11/19/17	3,807
BNP Paribas	PLN	2,147	Pays	6-month PLN WIBOR	4.25	8/7/17	16,322
BNP Paribas	PLN	2,147	Receives	6-month PLN WIBOR	3.60	8/7/17	186
BNP Paribas	PLN	400	Receives	6-month PLN WIBOR	3.38	11/13/17	1,711
BNP Paribas	PLN	400	Pays	6-month PLN WIBOR	3.85	11/13/17	475
Citibank NA	PLN	2,130	Receives	6-month PLN WIBOR	3.60	11/19/17	3,993
Citibank NA	PLN	2,130	Pays	6-month PLN WIBOR	3.82	11/19/17	1,433

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	80,000	Pays	6-month HUF BUBOR	5.12%	1/16/17	$7,492
Credit Suisse International	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(31,585)
Deutsche Bank	PLN	550	Receives	6-month PLN WIBOR	3.60	11/16/17	989
Deutsche Bank	PLN	550	Pays	6-month PLN WIBOR	3.79	11/16/17	219
JPMorgan Chase Bank	HUF	173,000	Pays	6-month HUF BUBOR	6.93	12/19/16	54,444
JPMorgan Chase Bank	HUF	173,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(61,330)
JPMorgan Chase Bank	HUF	103,000	Pays	6-month HUF BUBOR	6.94	12/20/16	32,611
JPMorgan Chase Bank	HUF	103,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(37,606)
JPMorgan Chase Bank	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(51,332)
JPMorgan Chase Bank	HUF	80,000	Pays	6-month HUF BUBOR	6.99	12/22/16	25,969
JPMorgan Chase Bank	HUF	80,000	Receives	6-month HUF BUBOR	7.30	12/22/16	(28,955)
JPMorgan Chase Bank	HUF	78,000	Pays	6-month HUF BUBOR	5.10	12/27/16	7,507
JPMorgan Chase Bank	HUF	78,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(28,818)
JPMorgan Chase Bank	HUF	82,000	Pays	6-month HUF BUBOR	5.09	1/20/17	7,252
JPMorgan Chase Bank	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(33,380)

							$(54,989)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$1,000	1.42%		3/20/14	$(3,372)	$—	$(3,372)
China	Bank of America	500	1.00	(1)	3/20/17	(7,719)	(9,350)	(17,069)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	(13,324)	(14,685)	(28,009)
China	Deutsche Bank	316	1.00	(1)	3/20/17	(4,879)	(5,110)	(9,989)
China	Deutsche Bank	369	1.00	(1)	3/20/17	(5,697)	(5,967)	(11,664)
Croatia	BNP Paribas	870	1.00	(1)	12/20/17	70,696	(45,511)	25,185
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	121,891	(77,529)	44,362
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	84,379	(21,889)	62,490
Egypt	Citibank NA	300	1.00	(1)	6/20/20	62,397	(21,230)	41,167
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	72,797	(24,887)	47,910
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	62,397	(18,877)	43,520
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	62,397	(21,360)	41,037
Guatemala	Citibank NA	1,286	1.00	(1)	9/20/20	126,201	(65,519)	60,682
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	2,734	(6,791)	(4,057)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	841	(1,623)	(782)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	840	(1,856)	(1,016)
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	2,521	(4,783)	(2,262)
Lebanon	Citibank NA	1,200	3.30		9/20/14	(17,890)	—	(17,890)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Citibank NA	$350	1.00	%(1)	12/20/14	$1,914	$(4,658)	$(2,744)
Lebanon	Citibank NA	500	1.00	(1)	12/20/14	2,734	(6,791)	(4,057)
Lebanon	Citibank NA	1,000	1.00	(1)	12/20/14	5,469	(13,788)	(8,319)
Lebanon	Citibank NA	300	1.00	(1)	3/20/15	2,521	(4,261)	(1,740)
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	1,681	(3,206)	(1,525)
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	6,724	(12,748)	(6,024)
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	1,482	(1,825)	(343)
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	1,681	(2,959)	(1,278)
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	1,482	(1,825)	(343)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(16,705)	—	(16,705)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(5,336)	(4,298)	(9,634)
Philippines	Citibank NA	800	1.84		12/20/14	(12,068)	—	(12,068)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(5,344)	(4,305)	(9,649)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	76,540	—	76,540
Thailand	Citibank NA	1,600	0.86		12/20/14	(4,071)	—	(4,071)
Thailand	Citibank NA	900	0.95		9/20/19	37,211	—	37,211
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	(2,116)	—	(2,116)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	28,961	(23,377)	5,584
Tunisia	Citibank NA	360	1.00	(1)	9/20/17	29,788	(25,197)	4,591
Tunisia	Deutsche Bank	500	1.00	(1)	6/20/17	37,992	(26,780)	11,212
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	24,824	(17,687)	7,137
Tunisia	Nomura International PLC	400	1.00	(1)	12/20/17	35,725	(31,792)	3,933

						$980,788	$(670,767)	$310,021

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Receives	Fund Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	GTQ 17,500,000	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD-LIBOR-BBA + 50 bp on $2,141,980 (Notional Amount) plus Notional Amount at termination date	6/5/14	$74,257
Citibank NA	GTQ 2,400,000	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD-LIBOR-BBA + 50 bp on $298,900 (Notional Amount) plus Notional Amount at termination date	6/9/14	4,098

					$78,355

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	225,360	COP	—	GBP	10,151	$146,704
Options written		—		1,558,590		—	80

Outstanding, end of period	INR	225,360	COP	1,558,590	GBP	10,151	$146,784

COP	-	Colombian Peso

GBP	-	British Pound Sterling

INR	-	Indian Rupee

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$1,079,309	$(98,521)

		$1,079,309	$(98,521)

Foreign Exchange	Currency Options Purchased	$269	$—
Foreign Exchange	Currency Options Written	—	(27,277)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	628,778	(2,038,149)
Foreign Exchange	Total Return Swaps	78,355	—

		$707,402	$(2,065,426)

Interest Rate	Interest Rate Swaps	$219,127	$(274,116)

		$219,127	$(274,116)

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$397,210,844

Gross unrealized appreciation	$10,671,686
Gross unrealized depreciation	(5,864,460)

Net unrealized appreciation	$4,807,226

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$154,322,378	$180,741	$154,503,119
Collateralized Mortgage Obligations	—	55,705,492	—	55,705,492
Commercial Mortgage-Backed Securities		12,137,275		12,137,275
Mortgage Pass-Throughs	—	89,715,864	—	89,715,864
Asset-Backed Securities	—	775,592	—	775,592
Corporate Bonds & Notes	—	2,457,814	—	2,457,814
Foreign Government Bonds	—	32,352,326	—	32,352,326
U.S. Treasury Obligations	—	9,489,060	—	9,489,060
Common Stocks	—	276,103	2,364,780	2,640,883
Currency Call Options Purchased	—	136	—	136
Currency Put Options Purchased	—	133	—	133
Short-Term Investments -
Foreign Government Securities	—	24,979,742	—	24,979,742
U.S. Treasury Obligations	—	3,749,741	—	3,749,741
Other	—	13,510,893	—	13,510,893
Total Investments	$—	$399,472,549	$2,545,521	$402,018,070
Forward Foreign Currency Exchange Contracts	$—	$628,778	$—	$628,778
Swap Contracts	—	1,376,791	—	1,376,791
Total	$—	$401,478,118	$2,545,521	$404,023,639

Liability Description
Currency Call Options Written	$—	$(25)	$—	$(25)
Currency Put Options Written	—	(27,252)	—	(27,252)
Forward Foreign Currency Exchange Contracts	—	(2,038,149)	—	(2,038,149)
Swap Contracts	—	(372,637)	—	(372,637)
Total	$—	$(2,438,063)	$—	$(2,438,063)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014